Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Basic earnings per share [abstract]
Schedule of earnings per share
	2018	2017	2016
Income/ (loss) attributable to equity holders of the Group	7,125	63,491	43,236
Weighted average number of shares (thousands)	158,848	148,118	148,118
Basic income/(loss) per share of continuing operations	0.04	0.43	0.29

	2018	2017	2016
Loss of discontinued operations attributable to equity holders of the Group	-	-	(9,477)
Weighted average number of shares (thousands)	158,848	148,118	148,118
Basic (loss)/ income per share of discontinued operations	-	-	(0.06)

	2018	2017	2016
Income attributable to equity holders of the Group	7,125	63,491	33,759
Weighted average number of shares (thousands)	158,848	148,118	148,118
Basic income per share of continuing and discontinued operations	0.04	0.43	0.23